CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net revenue	$ 7,392	$ 8,108	$ 6,585
Cost of revenue	5,291	5,869	5,572
Gross profit	2,101	2,239	1,013
Research and development expense	428	482	478
Selling, general and administrative expense	473	496	595
Restructuring expense	71	94	0
Operating expenses	972	1,072	1,073
Income (loss) from operations	1,129	1,167	(60)
Finance income	149	51	6
Finance expense	(137)	(111)	(114)
Gain on sale of East Fishkill (“EFK”) business	0	403	0
Other income (expense), net	(57)	22	(8)
Income (loss) before income taxes	1,084	1,532	(176)
Income tax expense	(66)	(86)	(78)
Net income (loss) for the year	1,018	1,446	(254)
Attributable to:
Shareholder of GLOBALFOUNDRIES INC.	1,020	1,448	(250)
Non-controlling interest	(2)	(2)	(4)
Net income (loss) for the year	$ 1,018	$ 1,446	$ (254)
Net income (loss) per share attributable to the equity holders of the Company:
Basic weighted average ordinary shares outstanding (in shares)	552	539	506
Diluted weighted average ordinary shares outstanding (in shares)	556	552	506
Basic loss per share (in USD per share)	$ 1.85	$ 2.69	$ (0.49)
Diluted loss per share (in USD per share)	$ 1.83	$ 2.62	$ (0.49)